Reporting Entity (Description of the controlling company) (Tables)	12 Months Ended
Dec. 31, 2024
Reporting Entity (Description of the controlling company) [Abstract]
Summary of the Company's Shareholders
As of December 31, 2024, KEPCO’s share capital amounts to ￦3,209,820 million and KEPCO’s shareholders are as follows:

	Number of shares	Percentage of ownership
The Government of the Republic of Korea	116,841,794	18.20%
Korea Development Bank (KDB)	211,235,264	32.90%
Foreign investors	97,414,248	15.17%
Other	216,472,771	33.73%

	641,964,077	100.00%